Vessels - Vessel costs, depreciation, impairment and amortization, and carrying amount (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Property, Plant and Equipment
As of beginning of period	$ 1,444,146
As of end of period	1,619,630
Total Cost [Member]
Property, Plant and Equipment
As of January 1	1,810,158
Additions	1,714
Transferred from vessels under construction	252,323
Retirement	(1,244)
As of September 30	2,062,951
Total Accumulated Depreciation and Impairment [Member]
Property, Plant and Equipment
As of beginning of period	366,012
Depreciation and amortization	75,053
Impairment charges	3,500
Retirement	(1,244)
As of end of period	$ 443,321